Interest Expenses, Net	12 Months Ended
Dec. 31, 2024
Interest Expenses, Net [Abstract]
INTEREST EXPENSES, NET

17. INTEREST EXPENSES, NET

	For the years ended December 31,
Nature	2024	2023	2022
Interest expenses on various loans and others	$(2,756)	$(4,531)	$(79)
Interest income on cash deposits in banks	65	1,283	42
Total	$(2,691)	$(3,248)	$(37)

Interest expense primarily consists of interest accrued on various borrowings, including loans from a third party (refer to Note 12, Loans from a Third Party) and the Puluo Debt (refer to Note 25, Commitments and Contingencies – Puluo Debt).